RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 15 - RELATED PARTY TRANSACTIONS

The Company has an arrangement with Premier Aftercare Recovery Service, (“PARS”). PARS is a Company controlled by Neil Muller, a shareholder of the Company and prior officer of the Company, that provided consulting services to the Company. There is no formal agreement between the parties and the amount of remuneration was $14,583 per month. During the three and nine months ended September 30, 2018 and 2017, the Company incurred $-0- as consulting fees and expense reimbursements. As of September 30, 2018 and December 31, 2017, there was an unpaid balance of $32,318.

The Company has an arrangement with Felix Financial Enterprises (“FFE”). FFE is a Company controlled by Lourdes Felix, an officer of the Company that provides consulting services to the Company. Until June 17, 2016, there was no formal agreement between the parties and the amount of remuneration is $14,583 per month. During the three and nine months ended September 30, 2018 and 2017, the Company incurred $70,750, $151,548, $40,000 and $146,500, respectively, as consulting fees. As of September 30, 2018 and December 31, 2017, there was an unpaid balance of $9,000 and $14,900, respectively.

The Company had an arrangement with Brady Granier, an officer of the Company. Until June 17, 2016 there was no formal agreement between the parties and the amount of remuneration is $14,583 per month. For the three and nine months ended September 30, 2018 and 2017, the Company incurred $-0-, $-0-, $-0- and $30,727, respectively, as consulting fees. As of September 30, 2018 and December 31, 2017, there was an unpaid balance of $-0-. Beginning in 2017, Mr. Granier preformed services under Soupface LLC (see below).

The Company has an arrangement with Soupface LLC (“Soupface”). Soupface is a Company controlled by Brady Granier, an officer of the Company that provides consulting services to the Company. There was no formal agreement between the parties and the amount of remuneration is $14,583 per month. For the three and nine months ended September 30, 2018 and 2017, the Company incurred $75,000, $162,500, $43,750 and $134,375, respectively, as consulting fees. As of September 30, 2018 and December 31, 2017, there was an unpaid balance of $9,000 and $14,900, respectively.

The Company has an arrangement with Mr. Tom Welch, VP of Operations. Until June 17, 2016 there was no formal agreement between the parties and the amount of remuneration is $12,500 per month. For the three and nine months ended September 30, 2018 and 2017, the Company incurred $57,500, 128,032, $45,000 and $140,000 respectively, as consulting fees. As of September 30, 2018 and December 31, 2017, there was an unpaid balance of $6,000 and $9,900, respectively.

On July 28, 2016, the Company formed BioCorRx Pharmaceuticals, Inc. for the purpose of developing certain business lines. In connection with the formation, the newly formed sub issued 24.2% ownership to current or former officers of the Company, with the Company retaining 75.8%. As of December 31, 2017, there were no significant transactions, assets or liabilities in BioCorRx Pharmaceuticals, Inc., or operations since its formation. During the nine month months ended September 30, 2018, BioCorRx Pharmaceuticals, Inc. began limited operations.

The above related parties are compensated as independent contractors and are subject to the Internal Revenue Service regulations and applicable state law guidelines regarding independent contractor classification. These regulations and guidelines are subject to judicial and agency interpretation, and it could be determined that the independent contractor classification is inapplicable.

The Company has an arrangement with Premier Aftercare Recovery Service, (“PARS”). PARS is a Company controlled by Neil Muller, a shareholder of the Company and prior officer of the Company, that provided consulting services to the Company. There is no formal agreement between the parties and the amount of remuneration was $14,583 per month. During the year ended December 31, 2017 and 2016, the Company incurred $-0-, as consulting fees and expense reimbursements. As of December 31, 2017 and 2016, there was an unpaid balance of $32,318 and $64,638, respectively.

The Company has an arrangement with Felix Financial Enterprises (“FFE”). FFE is a Company controlled by Lourdes Felix, an officer of the Company that provides consulting services to the Company. Until June 17, 2016, there was no formal agreement between the parties and the amount of remuneration is $14,583 per month. During the year ended December 31, 2017 and 2016, the Company incurred $204,001 and $166,756, respectively, as consulting fees. As of December 31, 2017 and 2016, there was an unpaid balance of $14,900 and $91,465, respectively.

On June 17, 2016, the Company entered into an executive service contract with Felix Financial Enterprises LLC to provide consulting services. The agreement is an at will agreement and provides for a base salary of $160,000 per year, 112,000 stock options, extended previously issued options and an auto allowance.

The Company had an arrangement with Brady Granier, an officer of the Company. Until June 17, 2016 there was no formal agreement between the parties and the amount of remuneration is $14,583 per month. For the years ended December 31, 2017 and 2016, the Company incurred $30,727 and $175,000, respectively, as consulting fees. As of December 31, 2017 and 2016, there was an unpaid balance of $-0- and $64,481, respectively. Beginning in 2017, Mr. Granier preformed services under Soupface LLC (see below).

On June 17, 2016, the Company entered into an executive service contract with Brady Granier as the Company’s President and Chief Executive Officer. The agreement is an at will agreement and provides for a base salary of $175,000 per year, 106,000 stock options, extended previously issued options and an auto allowance.

The Company has an arrangement with Soupface LLC (“Soupface”). Soupface is a Company controlled by Brady Granier, an officer of the Company that provides consulting services to the Company. There was no formal agreement between the parties and the amount of remuneration is $14,583 per month. For the years ended December 31, 2017 and 2016 the Company incurred $203,125 and $175,000, respectively, as consulting fees. As of December 31, 2017 and 2016, there was an unpaid balance of $14,900 and $-0-, respectively.

On June 17, 2016, the Company entered into an executive service contract with Tom Welch as the Company’s Vice President of Operations. The agreement is an at will agreement and provides for a base salary of $140,000 per year, 112,000 stock options, extended previously issued options and an auto allowance.

On July 28, 2016, the Company formed BioCorRx Pharmaceuticals, Inc. for the purpose of developing certain business lines. In connection with the formation, the, the newly formed sub issued 21.9% ownership to Brady Granier, Lourdes Felix and Kent Emry, current or former officers of the Company, with the Company retaining 78.1%. As of December 31, 2017, there were no significant transactions, assets or liabilities in BioCorRx Pharmaceuticals, Inc., or operations since its formation.

The above related parties are compensated as independent contractors and are subject to the Internal Revenue Service regulations and applicable state law guidelines regarding independent contractor classification. These regulations and guidelines are subject to judicial and agency interpretation, and it could be determined that the independent contractor classification is inapplicable.